Quarterly Holdings Report
for

Fidelity® Disruptors Fund

August 31, 2021

DSL-QTLY-1021
1.9897407.101

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 100.0%
	Shares	Value
Fidelity Disruptive Automation Fund Class F (a)	1,952,428	$38,677,598
Fidelity Disruptive Communications Fund Class F (a)	2,093,433	37,263,105
Fidelity Disruptive Finance Fund Class F (a)	2,053,204	39,791,090
Fidelity Disruptive Medicine Fund Class F (a)	2,594,481	37,101,072
Fidelity Disruptive Technology Fund Class F (a)	1,891,728	38,875,004
TOTAL DOMESTIC EQUITY FUNDS
(Cost $148,196,484)		191,707,869
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $148,196,484)		191,707,869
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,161)
NET ASSETS - 100%		$191,701,708

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Disruptive Automation Fund Class F	$33,783,122	$2,688,337	$378,343	$507,419	$1,168	$2,583,314	$38,677,598
Fidelity Disruptive Communications Fund Class F	33,111,240	3,264,170	378,343	1,083,252	(5,998)	1,272,036	37,263,105
Fidelity Disruptive Finance Fund Class F	35,636,818	2,454,700	378,343	273,782	(852)	2,078,767	39,791,090
Fidelity Disruptive Medicine Fund Class F	31,824,338	2,638,397	378,343	457,479	416	3,016,264	37,101,072
Fidelity Disruptive Technology Fund Class F	32,269,196	2,591,697	378,343	410,780	8,780	4,383,674	38,875,004
Total	$166,624,714	$13,637,301	$1,891,715	$2,732,712	$3,514	$13,334,055	$191,707,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.